Offerings	May 30, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	1.726% Senior Notes due 2030
Maximum Aggregate Offering Price	$ 245,424,584.53
Fee Rate	0.01531%
Amount of Registration Fee	$ 37,574.50
Offering Note	The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Act"). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-281977 filed on September 6, 2024. Y=35,000,000,000 aggregate principal amount of the 1.726% Senior Notes due 2030 will be issued. The $245,424,584.53 Amount to be Registered is based on the May 23, 2025 Yen/U.S. $ rate of exchange of Y=142.61/U.S.$1.00.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.003% Senior Notes due 2032
Maximum Aggregate Offering Price	$ 164,083,865.09
Fee Rate	0.01531%
Amount of Registration Fee	$ 25,121.24
Offering Note	The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Act"). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-281977 filed on September 6, 2024. Y=23,400,000,000 aggregate principal amount of the 2.003% Senior Notes due 2032 will be issued. The $164,083,865.09 Amount to be Registered is based on the May 23, 2025 Yen/U.S. $ rate of exchange of Y=142.61/U.S.$1.00.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.369% Senior Notes due 2035
Maximum Aggregate Offering Price	$ 66,615,244.37
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,198.79
Offering Note	The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Act"). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-281977 filed on September 6, 2024. Y=9,500,000,000 aggregate principal amount of the 2.369% Senior Notes due 2035 will be issued. The $66,615,244.37 Amount to be Registered is based on the May 23, 2025 Yen/U.S. $ rate of exchange of Y=142.61/U.S.$1.00.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.779% Senior Notes due 2040
Maximum Aggregate Offering Price	$ 49,084,916.91
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,514.90
Offering Note	The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Act"). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-281977 filed on September 6, 2024. Y=7,000,000,000 aggregate principal amount of the 2.779% Senior Notes due 2040 will be issued. The $49,084,916.91 Amount to be Registered is based on the May 23, 2025 Yen/U.S. $ rate of exchange of Y=142.61/U.S.$1.00.